Shareholder Fees - (Eaton Vance Municipal Income Funds)	Jul. 31, 2025
(Eaton Vance Arizona Municipal Income Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
(Eaton Vance Arizona Municipal Income Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance Arizona Municipal Income Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
(Eaton Vance Connecticut Municipal Income Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance Connecticut Municipal Income Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
(Eaton Vance Connecticut Municipal Income Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
(Eaton Vance Minnesota Municipal Income Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
(Eaton Vance Minnesota Municipal Income Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance Minnesota Municipal Income Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
(Eaton Vance Municipal Opportunities Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[4]
(Eaton Vance Municipal Opportunities Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance Municipal Opportunities Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
(Eaton Vance New Jersey Municipal Income Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
(Eaton Vance New Jersey Municipal Income Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance New Jersey Municipal Income Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[6]
(Eaton Vance Pennsylvania Municipal Income Fund) | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[3]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[5]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[6]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.